Condensed Consolidated Statement of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Redeemable Convertible Preferred Stock
Beginning balances (in shares) at Jan. 31, 2015		26,510,972
Beginning balance at Jan. 31, 2015	$ (161,899)	$ 3	$ 51,588	$ (1,417)	$ (212,073)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		2,715,007
Exercise of stock options	6,700		6,700
Repurchase of shares from employees (in shares)		(1,791,026)
Repurchase of shares from employees	(34,192)		(34,192)
Compensation expense in relation to tender offer	4,327		4,327
Employee stock-based compensation expense	27,745		27,745
Non-employee stock-based compensation expense	907		907
Accretion of preferred stock	(1,410)		(1,410)
Conversion of preferred stock warrant to common stock warrant in connection with initial public offering	3,798		3,798
Vesting of early exercise liability	2,418		2,418
Net loss	(122,559)				(122,559)
Foreign currency translation adjustment	(1,980)			(1,980)
Ending balance (in shares) at Jan. 31, 2016		27,434,953
Ending balance at Jan. 31, 2016	(276,145)	$ 3	61,881	(3,397)	(334,632)
Beginning balances (in shares) at Jan. 31, 2015						84,094,978
Beginning balance at Jan. 31, 2015						$ 240,125
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series F preferred stock, net of issuance costs (in shares)						15,884,865
Issuance of Series F preferred stock, net of issuance costs						$ 302,823
Accretion of preferred stock	$ (1,410)					$ 1,410
Exercise of preferred stock warrants (in shares)						246,256
Exercise of preferred stock warrants						$ 226
Ending balances (in shares) at Jan. 31, 2016						100,226,099
Ending balance at Jan. 31, 2016						$ 544,584
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	2,043,682	2,043,682
Exercise of stock options	$ 8,122		8,122
Repurchase of shares from employees (in shares)		(39,584)
Repurchase of shares from employees	(85)		(85)
Employee stock-based compensation expense	34,310		34,310
Non-employee stock-based compensation expense	1,276		1,276
Accretion of preferred stock	(1,456)		(1,456)
Vesting of early exercise liability	1,384		1,384
Net loss	(115,412)				(115,412)
Foreign currency translation adjustment	651			651
Ending balance (in shares) at Jan. 31, 2017		29,439,051
Ending balance at Jan. 31, 2017	(347,355)	$ 3	105,432	(2,746)	(450,044)
Increase (Decrease) in Temporary Equity [Roll Forward]
Accretion of preferred stock	$ (1,456)					$ 1,456
Ending balances (in shares) at Jan. 31, 2017	100,226,099					100,226,099
Ending balance at Jan. 31, 2017	$ 546,040					$ 546,040
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	6,260,792	6,260,792
Exercise of stock options	$ 26,433	$ 1	26,432
Employee stock-based compensation expense	28,496		28,496
Non-employee stock-based compensation expense	1,366		1,366
Accretion of preferred stock	(1,461)		(1,461)
Net loss	(52,276)				(52,276)
Foreign currency translation adjustment	6,149			6,149
Ending balance (in shares) at Jan. 31, 2018		35,699,843
Ending balance at Jan. 31, 2018	(338,648)	$ 4	160,265	3,403	(502,320)
Increase (Decrease) in Temporary Equity [Roll Forward]
Accretion of preferred stock	$ (1,461)					$ 1,461
Ending balances (in shares) at Jan. 31, 2018	100,226,099					100,226,099
Ending balance at Jan. 31, 2018	$ 547,501					$ 547,501
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	1,399,171	1,399,171
Exercise of stock options	$ 10,318		10,318
Employee stock-based compensation expense	310,133		310,133
Non-employee stock-based compensation expense	833		833
Accretion of preferred stock	(353)		(353)
Issuance of common stock in connection with initial public offering, net of offering costs (in shares)		19,314,182
Issuance of common stock in connection with initial public offering, net of offering costs	525,299	$ 2	525,297
Conversion of redeemable convertible preferred stock to common stock in connection with initial public offering (in shares)		100,350,008
Conversion of redeemable convertible preferred stock to common stock in connection with initial public offering	547,854	$ 10	547,844
Conversion of preferred stock warrant to common stock warrant in connection with initial public offering	848		848
Exercise of warrants (in shares)		22,468
Exercise of warrants	0
Net loss	(307,401)				(307,401)
Foreign currency translation adjustment	(5,413)			(5,413)
Ending balance (in shares) at Jul. 31, 2018		156,785,672
Ending balance at Jul. 31, 2018	743,470	$ 16	$ 1,555,185	$ (2,010)	$ (809,721)
Increase (Decrease) in Temporary Equity [Roll Forward]
Accretion of preferred stock	$ (353)					$ 353
Conversion of redeemable convertible preferred stock to common stock in connection with initial public offering (in shares)						(100,226,099)
Conversion of redeemable convertible preferred stock to common stock in connection with initial public offering						$ (547,854)
Ending balances (in shares) at Jul. 31, 2018	0					0
Ending balance at Jul. 31, 2018	$ 0					$ 0